Net sales (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%
Trade receivables [member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	49.00%	46.00%
Customer 1 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	28.00%		66.00%
Customer 2 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	15.00%	22.00%	22.00%
Customer 3 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%		22.00%